Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Detailed Information about Cash and Cash Equivalents

	2023	2022	2021

Cash at bank and in hand	1,614	1,827	3,638

Short-term deposits	340	345	1,576

Money market investments	2,120	1,230	1,675

On December 31	4,074	3,402	6,889

Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	3,416	5,072	5,776

Income from security lending programs	7	7	3

Weighted effective interest rate on short-term deposits	3.90%	1.70%	(0.72%	)

Average maturity on short-term deposits (in days)	11	17	16

Summary of Net Cash and Cash Equivalents

	Note	2023	2022	2021

Cash and cash equivalents		4,074	3,402	6,889

Cash classified as Assets held for sale		-	5,085	-

Net cash and cash equivalents		4,074	8,486	6,889

Disclosure of Detailed Information of Cash Flow Statement

Summary cash flow statement	2023	2022	2021

Net cash flows from operating activities	864	2,672	(1,796)

Net cash flows from investing activities	(1,996)	733	(54)

Net cash flows from financing activities	(3,241)	(1,834)	300

Net increase / (decrease) in cash and cash equivalents	(4,373)	1,570	(1,550)

Net cash and cash equivalents on December 31, are impacted by:

Positive (negative) effects of changes in exchange rates	(38)	55	67

Summary of Reconciliation of Liabilities Arising from Financing Activities

	Cash flows			Non-cash changes

Reconciliation of debt from financing activities	January 1, 2023	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Move- ments related to fair value hedges	Amortiza- tion	Transfers to disposal groups	Net exchange difference	December 31, 2023

Subordinated borrowings	2,295	-	-	-	-	-	3	-	(54)	2,244

Trust pass-through securities	118	-	-	-	-	(3)	(1)	-	(4)	111

Borrowings	4,051	1,604	(3,239)	(8)	-	-	2	-	(54)	2,356

Assets held to hedge Trust pass-through securities	(11)	-	-	-	(3)	-	-	-	-	(14)

	Cash flows			Non-cash changes

Reconciliation of debt from financing activities	January 1, 2022	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Move- ments related to fair value hedges	Amortiza- tion	Transfers to disposal groups	Net exchange difference	December 31, 2022

Subordinated borrowings	2,194	-	-	-	-	-	3	-	98	2,295

Trust pass-through securities	126	-	-	-	-	(15)	(1)	-	8	118

Borrowings	9,661	3,569	(4,086)	-	-	-	1	(5,227)	133	4,051

Assets held to hedge Trust pass-through securities	3	-	-	-	(15)	-	-	-	-	(11)